Disclosure of financial instruments and management of financial risks - Foreign currency risk (Details) € in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
USD | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $		$ 4,615
USD | Foreign currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $		104,055				$ 25,398
USD | Foreign currency risk | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $		93				10,585
USD | Foreign currency risk | Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $						91
USD | Foreign currency risk | Monetary assets in foreign currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $		104,148
USD | Foreign currency risk | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $						$ 567
EUR | Foreign currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency			€ 84,798				€ 22,608
EUR | Foreign currency risk | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency			76				9,458
EUR | Foreign currency risk | Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency							105
EUR | Foreign currency risk | Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency							84
EUR | Foreign currency risk | Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency							81
EUR | Foreign currency risk | Monetary assets in foreign currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency			84,874				32,336
EUR | Foreign currency risk | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency			3,761				505
EUR | Foreign currency risk | Trade and other Payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency		5					219
EUR | Foreign currency risk | Trade and other Payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency			3				10
EUR | Foreign currency risk | Monetary liabilities in foreign currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency			€ 3,828				€ 734
GBP | Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | £					£ 93
GBP | Foreign currency risk | Trade and other Payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency		$ 58			£ 186
CHF | Foreign currency risk | Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | SFr				SFr 92
CHF | Foreign currency risk | Trade and other Payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | SFr	SFr 3			SFr 11